Commitments and Contingencies	9 Months Ended
Sep. 30, 2020
Commitments and Contingencies.
Commitments and Contingencies

13. Commitments and Contingencies

(a)   Operating lease commitments

The Group’s rents are operating leases. Future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year are included in Note 5.

(b)   Contingencies

Between August and December 2018, several putative shareholder class action lawsuits were filed against the Group and certain of its officers and directors in the U.S. District Court for the Southern District of New York (“SDNY”) and the Superior Court of the State of California. In March 2020, the court granted the Group's motion to dismiss the claims in the consolidated action in the SDNY. The California action was stayed by the court pending further instruction hence the Group cannot reliably estimate the likelihood of an unfavorable outcome or any estimate of the amounts or range of any potential loss. As of September 30, 2020, the Group did not consider an unfavorable outcome in any material respects in the outstanding legal proceedings and litigations to be probable.

(c)   Investment commitments

The Group's investment commitments primarily relate to capital contributions obligation under certain arrangements which do not have contractual maturity date. The total investment commitments contracted but not yet reflected in the financial statements amounted to approximately RMB582,657(US$85,816).